Transfers of financial assets and variable interest entities (Details 7) - CHF (SFr) SFr in Millions	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Jun. 30, 2014
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	SFr 77,200
Securities lending transactions	11,300
Obligation to return securities received as collateral, at fair value	28,851	SFr 28,106	SFr 26,854	SFr 21,611
Total	117,400
Governments debt securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	29,100
Securities lending transactions	2,900
Obligation to return securities received as collateral, at fair value	200
Corporate debt securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	19,600
Securities lending transactions	300
Obligation to return securities received as collateral, at fair value	300
Asset-backed securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	21,900
Equity securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	6,300
Securities lending transactions	7,900
Obligation to return securities received as collateral, at fair value	28,400
Other
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	300
Securities lending transactions	200
Maturity on Demand [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	11,700
Securities lending transactions	4,800
Obligation to return securities received as collateral, at fair value	26,600
Total	43,100
Maturity Less than 30 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	31,400
Securities lending transactions	4,700
Obligation to return securities received as collateral, at fair value	2,300
Total	38,400
Maturity 30 to 90 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	13,600
Securities lending transactions	400
Obligation to return securities received as collateral, at fair value	0
Total	14,000
Maturity Greater than 90 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	20,500
Securities lending transactions	1,400
Obligation to return securities received as collateral, at fair value	0
Total	SFr 21,900